Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets		$ 1,096,041	$ 1,061,715
Non-current assets		3,012,399	2,710,345
Current liabilities		(358,799)	(192,978)
Non-current liabilities		(1,679,417)	(1,283,164)
Carrying amount of NCI		866,915	697,433
Revenue		691,796	573,957	$ 487,763
Profit/(loss) after tax		(210,948)	349,659	875,317
Profit/(loss) attributable to NCI		25,030	37,007	(54,956)
Cash flows from operating activities		276,788	771,381	240,529
Cash flows from investing activities		(432,236)	(203,438)	(205,451)
Cash flows from financing activites excluding dividends paid to NCI		324,579	(493,676)	146,580
Effect of changes in the exchange rate on cash and cash equivalents		(7,464)	(13,640)	6,702
Net increase(decrease) in cash and cash equivalents		$ 169,131	$ 74,267	$ 181,658
Opc Member
Disclosure of subsidiaries [line items]
NCI percentage	[1]	59.88%	56.20%	53.14%
Current assets		$ 460,810	$ 419,636	$ 346,380
Non-current assets		3,018,434	2,289,101	2,141,744
Current liabilities		(353,735)	(184,418)	(230,518)
Non-current liabilities		(1,679,847)	(1,283,445)	(1,341,962)
Net assets		1,445,662	1,240,874	915,644
Carrying amount of NCI		865,676	697,433	486,598
Revenue		691,796	573,957	487,763
Profit/(loss) after tax		46,955	65,352	(93,898)
Other comprehensive income		(38,017)	(11,249)	74,219
Profit/(loss) attributable to NCI		25,030	37,007	(54,022)
OCI attributable to NCI		(24,624)	(568)	33,661
Cash flows from operating activities		134,973	62,538	119,264
Cash flows from investing activities		(594,303)	(328,610)	(256,200)
Cash flows from financing activites excluding dividends paid to NCI		503,245	285,898	311,160
Dividends paid to NCI		0	0	(10,214)
Effect of changes in the exchange rate on cash and cash equivalents		(7,435)	(13,545)	6,717
Net increase(decrease) in cash and cash equivalents		$ 36,480	$ 6,281	$ 170,727

[1]	The NCI percentage represents the effective NCI of the Group